Note 19 - Borrowings - Weighted Average Interest Rates of Borrowings (Details)	Dec. 31, 2019	Dec. 31, 2018
Weighted average [member]
Statement Line Items [Line Items]
Total borrowings, weighted average interest rates	3.18%	3.98%